Non-Mineral Leases - Total Lease Liabilities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Operating Lease Liabilities Gross Difference Amount [Abstract]
Operating Lease, Liability	$ 932
Interest on operating lease liabilities	(87)
Lessee, Operating Lease, Liability, Payments, Due, Total	1,019	[1]
Finance Lease Liabilities, Gross Difference, Amount [Abstract]
Finance Lease, Liability Total	720
Interest on Finance lease liabilities	(160)
Finance Lease Liability, Payments, Due, Total	$ 880	[1]

[1]
*Future lease payments

for operating and finance leases

commencing on or after January

1, 2019, also include payments

related to non

-lease
components in accordance

with our election to adopt the

optional practical expedient not to separate

lease components apart from

non-lease
components for accounting

purposes.

In addition, future

payments related to operating

and finance leases proportionately

consolidated by the
company have been included

in the table on a proportionate

basis consistent with our respective

ownership interest

in the underlying investee
company or oil and gas

venture.